Amplify Cleaner Living ETF
Schedule of Investments
July 31, 2022 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.6%
Cleaner Food & Dining - 30.9%
BellRing Brands, Inc. (a)	474	$11,442
Beyond Meat, Inc. (a) (b)	526	16,827
Calavo Growers, Inc.	312	12,574
Chipotle Mexican Grill, Inc. (a)	10	15,642
Dole PLC	1,286	12,050
Fresh Del Monte Produce, Inc.	494	14,677
Freshpet, Inc. (a)	198	10,581
Kura Sushi USA, Inc. - Class A (a)	294	24,825
Mission Produce, Inc. (a)	846	11,996
Natural Grocers by Vitamin Cottage, Inc.	708	11,739
Oatly Group AB - ADR (a)	3,090	11,495
Pilgrim's Pride Corp. (a)	394	12,360
Primo Water Corp.	882	11,640
Sprouts Farmers Market, Inc. (a)	478	13,212
SunOpta, Inc. (a)	1,600	14,112
Tattooed Chef, Inc. (a) (b)	1,836	11,585
The Hain Celestial Group, Inc. (a)	486	11,056
The Simply Good Foods Co. (a)	312	10,177
The Vita Coco Co., Inc. (a)	1,054	12,701
		250,691
Cleaner Health & Beauty - 26.0%
Allbirds, Inc. - Class A (a)	4,072	20,930
F45 Training Holdings, Inc. (a)	3,832	7,549
Herbalife Nutrition Ltd. (a)	920	22,457
Life Time Group Holdings, Inc. (a)	1,426	20,677
Medifast, Inc.	106	17,828
Peloton Interactive, Inc. - Class A (a)	1,906	18,088
Planet Fitness, Inc. - Class A (a)	290	22,855
The Honest Co., Inc. (a)	6,954	23,226
USANA Health Sciences, Inc. (a)	280	19,494
WW International, Inc. (a)	2,760	18,327
Xponential Fitness, Inc. - Class A (a)	1,282	19,025
		210,456
Cleaner Homes & Power - 11.6%
Sunnova Energy International, Inc. (a)	920	23,938
SunPower Corp. (a)	1,110	22,611
Sunrun, Inc. (a)	776	25,367
Trex Co., Inc. (a)	336	21,679
		93,595
Cleaner Transportation - 31.1%
Arcimoto, Inc. (a)	3,320	10,192
Beam Global (a)	720	11,362
Blink Charging Co. (a)	760	16,089
Canoo, Inc. (a) (b)	3,940	13,632
ChargePoint Holdings, Inc. (a) (b)	834	12,602
ElectraMeccanica Vehicles Corp. (a)	8,344	12,266
EVgo, Inc. (a) (b)	1,374	12,325
Fisker, Inc. (a) (b)	1,346	12,895
Kandi Technologies Group, Inc. (a)	4,384	10,478
Li Auto, Inc. - ADR (a)	400	13,136
Lucid Group, Inc. (a) (b)	666	12,155
Nikola Corp. (a) (b)	1,990	12,378
NIO, Inc. - ADR (a)	662	13,061
Niu Technologies - ADR (a)	1,494	9,681
Plug Power, Inc. (a)	754	16,090
Rivian Automotive, Inc. - Class A (a)	424	14,543
Tesla, Inc. (a)	18	16,046
Volta, Inc. (a) (b)	5,438	10,006
Wallbox NV (a) (b)	1,256	11,643
XPeng, Inc. - ADR (a)	466	11,384
		251,964
Total Common Stocks (Cost $1,076,021)		806,706

MONEY MARKET FUNDS - 0.2%
Invesco Government & Agency Portfolio - Institutional Class - 1.64% (c)	1,718	1,718
Total Money Market Funds (Cost $1,718)		1,718

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.6%
First American Government Obligations Fund - Class X - 1.94% (c)	118,055	118,055
Total Investments Purchased with Proceeds from Securities Lending (Cost $118,055)		118,055
Total Investments - 114.4%
(Cost $1,195,794)		$926,479

Percentages are based on Net Assets of $809,820.
ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of July 31, 2022. Total value of securities out on loan is $113,806 or 14.1% of net assets.
(c)	Seven-day yield as of July 31, 2022.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund Management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended July 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2022, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of July 31, 2022:

Category
Investments in Securities
Assets
Level 1
Common Stocks	$806,706
Money Market Funds	1,718
Investments Purchased with Proceeds from Securities Lending	118,055
Total Level 1	926,479
Level 2	-
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$926,479

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended July 31, 2022, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of July 31, 2022, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.